Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0000025	$ 0.0000025
Ordinary shares, shares authorized	20,000,000,000	20,000,000,000
Ordinary shares, shares issued	23,173,413	21,173,413
Ordinary shares, shares outstanding	23,173,413	21,173,413